Investment Objectives and Goals - Persimmon Long/Short Fund	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Persimmon Long/Short Fund seeks long-term capital appreciation.